Business Combinations - Schedule of Consideration of Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 869,421	$ 136,431			¥ 20,596
Acquisition of Dr. WU Mainland China Business
Business Acquisition [Line Items]
Goodwill	134			¥ 134,433
Acquisition of Eve Lom
Business Acquisition [Line Items]
Goodwill	¥ 711		¥ 742,623